SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Electricity
Revenue recognition:
Amount of performance based energy incentives	$ 2,908	$ 9,402	$ 6,628